Allowance for Loan Losses (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2022	Feb. 11, 2022	Dec. 31, 2021
Interest rate		0.25%
Secured Debt [Member] | Minimum [Member]
Interest rate	8.25%
Secured Debt [Member] | Maximum [Member]
Interest rate	12.00%
Unsecured Debt [Member]
Variable rate description	Unsecured loans and lines of credit contain variable rates ranging from Prime + 1.5% to Prime + 6%.
Lines of credit	$ 996,958		$ 225,000
Partner Colorado Credit Union [Member]
Interest rate	0.25%